Share-Based Compensation (Assumptions Used To Determine The Fair Value Of ESPP Embedded Option) (Details)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expected option lives	5.7	5.7	5.4
Employee Stock Purchase 1999 Plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Dividend yield, minimum	1.85%	1.81%	1.81%
Dividend yield, maximum	2.11%	1.93%	2.70%
Expected stock price volatility, minimum	22.03%	28.68%	86.97%
Expected stock price volatility, maximum	25.63%	33.93%	98.08%
Risk-free interest rate, minimum	0.10%	0.15%	0.28%
Risk-free interest rate, maximum	0.18%	0.17%	0.31%
Expected option lives	0.5	0.5	0.5